Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 21,188,606	$ 15,474,918	$ 18,298,565
Cost of revenues	18,731,995	13,266,821	15,273,181
Gross Profit	2,456,611	2,208,097	3,025,384
Operating expenses
Selling and marketing expenses	716,021	610,487	585,772
General and administrative expenses	2,020,003	516,187	690,763
Research and development expenses	1,663,445	262,375	227,555
Total operating expenses	4,399,469	1,389,049	1,504,090
Operating (loss)/income	(1,942,858)	819,048	1,521,294
Other expenses (income)
Interest expense	20	7,508	16,715
Gain on disposal of subsidiaries	(836,112)
Other income	(380,892)	(519,784)	(27,949)
Total other income, net	(1,216,984)	(512,276)	(11,234)
(loss)/Income before income tax expense	(725,874)	1,331,324	1,532,528
Income tax expense	119,967	344,853	417,268
Net (loss)/Income	(845,841)	986,471	1,115,260
Less: Net (loss)/income attributable to non-controlling interest	33,005	(16,873)	(42,827)
Net (loss)/income attributable to LOBO EV Technologies LTD	(812,836)	969,598	1,072,433
Foreign currency translation adjustments	(204,541)	(187,459)	(359,614)
Total comprehensive (loss) income	(1,050,382)	799,012	755,646
Less: Comprehensive net (loss) attributable to noncontrolling interests	(37,574)	12,304	32,716
Total comprehensive (loss) income attributable to LOBO EV Technologies LTD	$ (1,012,808)	$ 786,708	$ 722,930
Net (loss)/income per share, basic	$ (0.11)	$ 0.15	$ 0.17
Net (loss)/income per share, diluted	$ (0.11)	$ 0.15	$ 0.17
Weighted average shares outstanding, basic	7,478,361	6,400,000	6,400,000
Weighted average shares outstanding, diluted	7,478,361	6,400,000	6,400,000